Consolidated Statements Of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Other comprehensive income, tax (expense) benefit	$ (2,175)	$ (5,199)	$ (1,904)